UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Beh
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6144

Signature, Place, and Date of Signing:

/s/ Brian Beh                    Minnetonka, MN                04/26/2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        46
Form 13F Information Table Value Total:                $1,463,750
                                                       (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                         TITLE          CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                          OF CLASS                 (x$1000)  PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------    -------------  --------- --------  ---------  ---   ----  ---------- -------- -------- ------ ----
ANALOG DEVICES INC              Common Stocks  032654105    32289    694536   SH          SOLE                 364487         330049
ANHEUSER-BUSCH INBE NV          Common Stocks  B6399C107       23       230   SH          SOLE                    230
APPLE INC                       Common Stocks  037833100    44558    100659   SH          SOLE                  63449          37210
BAXTER INTERNATIONAL INC        Common Stocks  071813109    12616    173675   SH          SOLE                  56806         116869
BERKSHIRE HATHAWAY INC-CL B     Common Stocks  084670702    95616    917624   SH          SOLE                 575868         341756
BOEING CO                       Common Stocks  097023105    13513    157406   SH          SOLE                  49915         107491
CANADIAN PACIFIC RAILWAY LTD    Common Stocks  13645T100    80400    616231   SH          SOLE                 410113         206118
CHEVRON CORP                    Common Stocks  166764100     1363     11474   SH          SOLE                   5715           5759
CIE FINANCIERE RICHEMON-BR A    Common Stocks  H25662158       26       329   SH          SOLE                    329
COCA-COLA CO/THE                Common Stocks  191216100    53621   1325937   SH          SOLE                 798581         527356
COLGATE-PALMOLIVE CO            Common Stocks  194162103    29044    246071   SH          SOLE                 148840          97231
COVIDIEN PLC                    Common Stocks  G2554F113    16992    250473   SH          SOLE                  78639         171834
DIAGEO PLC                      Common Stocks  G42089113       14       465   SH          SOLE                    465
EMC CORP                        Common Stocks  268648102    68292   2858611   SH          SOLE                1811602        1047009
EXXON MOBIL CORP                Common Stocks  30231G102    33200    368441   SH          SOLE                 185243         183198
FAIRFAX FINL HLDGS LTD  SUB VTG Common Stocks  303901102       35        90   SH          SOLE                     90
GOOGLE INC   CL A               Common Stocks  38259P508    58185     73264   SH          SOLE                  46528          26736
HOME DEPOT INC/THE              Common Stocks  437076102    58315    835691   SH          SOLE                 497632         338059
HONEYWELL INTERNATIONAL INC     Common Stocks  438516106    68010    902592   SH          SOLE                 596510         306082
JOHNSON & JOHNSON               Common Stocks  478160104    12491    153207   SH          SOLE                  50205         103002
LANCASHIRE HOLDINGS LTD         Common Stocks  G5361W104       28      2252   SH          SOLE                   2252
MARKEL CORP                     Common Stocks  570535104    38868     77195   SH          SOLE                  43427          33768
MASTERCARD INC                  Common Stocks  57636Q104     1606      2967   SH          SOLE                                  2967
MONDELEZ INTERNATIONAL INC      Common Stocks  609207105    32571   1063882   SH          SOLE                 489718         574164
NESTLE SA-REG                   Common Stocks  H57312649       35       485   SH          SOLE                    485
NIKE INC                        Common Stocks  654106103    53544    907377   SH          SOLE                 541693         365684
O`REILLY AUTOMOTIVE INC         Common Stocks  67103H107    23801    232345   SH          SOLE                 114731         117614
OCCIDENTAL PETROLEUM CORP       Common Stocks  674599105    59910    764452   SH          SOLE                 472975         291477
ORACLE CORP                     Common Stocks  68389X105    73727   2280457   SH          SOLE                1461615         818842
PEPSICO INC                     Common Stocks  713448108    64022    809278   SH          SOLE                 512569         296709
PERNOD-RICARD SA                Common Stocks  F72027109       22       180   SH          SOLE                    180
PRAXAIR INC                     Common Stocks  74005P104    24539    219998   SH          SOLE                 113874         106124
PROCTER & GAMBLE CO/THE         Common Stocks  742718109    72109    935756   SH          SOLE                 571319         364437
QUALCOMM INC                    Common Stocks  747525103    74275   1109581   SH          SOLE                 728670         380911
SABMILLER PLC                   Common Stocks  G77395104       24       460   SH          SOLE                    460
SBA COMMUNICATIONS CORP         Common Stocks  78388J106       17       242   SH          SOLE                    242
SCHLUMBERGER LTD                Common Stocks  806857108    60609    809302   SH          SOLE                 518989         290313
ST JUDE MEDICAL INC             Common Stocks  790849103    12648    312765   SH          SOLE                  93115         219650
STARBUCKS CORP                  Common Stocks  855244109    47551    834969   SH          SOLE                 521518         313451
TARGET CORP                     Common Stocks  87612E106    16392    239467   SH          SOLE                  76532         162935
THERMO FISHER SCIENTIFIC INC    Common Stocks  883556102    17201    224876   SH          SOLE                  71482         153394
UNILEVER N V WI                 Common Stocks  904784709       33       807   SH          SOLE                    807
UNION PACIFIC CORP              Common Stocks  907818108    18224    127971   SH          SOLE                  32112          95859
UNITED TECHNOLOGIES CORP        Common Stocks  913017109    64957    695245   SH          SOLE                 448437         246808
VISA INC                        Common Stocks  92826C839    10961     64539   SH          SOLE                  22642          41897
WALT DISNEY CO/THE              Common Stocks  254687106    17471    307593   SH          SOLE                  91557         216036